Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	20.12%	28.03%	15.46%	(12.67%)
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	27.22%	6.87%	22.24%	(20.48%)
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	18.76%